Related party transactions (Details Narrative) $ in Thousands	Dec. 31, 2022 USD ($)
Palantri [Member]
Related Party Transaction [Line Items]
Accounts payable	$ 4,300
Next 12 Months [Member]
Related Party Transaction [Line Items]
Accounts payable	19,300
Thereafter [Member]
Related Party Transaction [Line Items]
Accounts payable	15,000
P I P E Investor [Member]
Related Party Transaction [Line Items]
Accounts payable	$ 35,000